Derivative Instruments and Comprehensive (Loss) Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Summary of Interest rate swap agreements
Amount	$ 200,000
Interest Rate Swap One [Member]
Summary of Interest rate swap agreements
Transaction Date	Jan. 11, 2013
Maturity Date	Jan. 14, 2013
Amount	50,000
Interest Rate Contractual Component	LIBOR
Fixed Effective Interest Rate	1.474%
Interest Rate Swap Two [Member]
Summary of Interest rate swap agreements
Transaction Date	Jul. 11, 2013
Maturity Date	Jul. 16, 2013
Amount	35,000
Interest Rate Contractual Component	LIBOR
Fixed Effective Interest Rate	1.754%
Interest Rate Swap Three [Member]
Summary of Interest rate swap agreements
Transaction Date	Jul. 11, 2013
Maturity Date	Jul. 16, 2013
Amount	25,000
Interest Rate Contractual Component	LIBOR
Fixed Effective Interest Rate	1.7625%
Interest Rate Swap Four [Member]
Summary of Interest rate swap agreements
Transaction Date	Jul. 11, 2013
Maturity Date	Jul. 17, 2013
Amount	30,000
Interest Rate Contractual Component	LIBOR
Fixed Effective Interest Rate	2.093%
Interest Rate Swap Five [Member]
Summary of Interest rate swap agreements
Transaction Date	Jul. 11, 2013
Maturity Date	Jul. 17, 2013
Amount	30,000
Interest Rate Contractual Component	LIBOR
Fixed Effective Interest Rate	2.093%
Interest Rate Swap Six [Member]
Summary of Interest rate swap agreements
Transaction Date	Sep. 11, 2013
Maturity Date	Jul. 18, 2013
Amount	$ 30,000
Interest Rate Contractual Component	LIBOR
Fixed Effective Interest Rate	1.66%